Victory Core Plus Intermediate Bond Fund Investment Strategy - Victory Core Plus Intermediate Bond Fund	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund normally invests at least 80% of its assets in a broad range of debt securities that have a dollar-weighted average portfolio maturity between three to 10 years. Up to 65% of the Fund’s assets may be invested in corporate bonds. The debt securities in which the Fund may invest include, among others, obligations of U.S., state, and local governments, and their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics. The Fund will invest primarily in investment- grade securities, but also may invest up to 10% of its net assets in below-investment-grade securities, which are sometimes referred to as high-yield or “junk” bonds. The Fund also may invest up to 20% of its assets in foreign debt securities, including non-dollar-denominated securities and emerging markets securities. The Fund’s 80% policy may be changed upon at least 60 days’ prior written notice to shareholders.